SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Narrative) (Details) (USD $) $ in Thousands	Dec. 31, 2025 USD ($)
Line of Credit Facility [Line Items]
Other long term investments	$ 3,500